SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2024
Patents and software licenses | Minimum
Significant Accounting Policies
Useful life	3 years
Patents and software licenses | Maximum
Significant Accounting Policies
Useful life	15 years
Customer relationship | Minimum
Significant Accounting Policies
Useful life	10 years
Customer relationship | Maximum
Significant Accounting Policies
Useful life	15 years
Internally developed software | Minimum
Significant Accounting Policies
Useful life	5 years
Internally developed software | Maximum
Significant Accounting Policies
Useful life	10 years